COMMITMENTS AND CONTINGENCIES (Schedule of Contractual Obligations) (Details)	Jun. 30, 2016 USD ($)
Commitments and Contingencies Disclosure [Abstract]
2017	$ 272,720
2018	182,271
Total	$ 454,991